Settlement Assets and Obligations - Schedule of Principal Components of Settlement Assets and Obligations (Details) - USD ($)		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Current settlement assets:
Cash and cash equivalents		$ 1,419,000,000	$ 1,577,000,000
Investment securities		17,000,000	71,000,000
Due from card associations and bank partners		5,220,000,000	5,103,000,000
Due from merchants		899,000,000	791,000,000
Total current settlement assets	[1]	7,555,000,000	7,542,000,000
Long-term settlement assets:
Investment securities	[1]	3,000,000	15,000,000
Total settlement assets		7,558,000,000	7,557,000,000
Settlement obligations:
Payment instruments outstanding		82,000,000	164,000,000
Card settlements due to merchants		7,475,000,000	7,389,000,000
Total current settlement obligations	[1]	7,557,000,000	$ 7,553,000,000
Other disclosures
Net changes in settlement assets and obligations		$ 0

[1]	The majority of the Guarantor settlement assets relate to FDC’s merchant acquiring business. FDC believes the settlement assets are not available to satisfy any claims other than those related to the settlement liabilities.